SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist primarily of money market funds and bank money market accounts and are stated at cost, which approximates fair value.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist primarily of money market funds and are stated at cost, which approximates fair value.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Maintenance and repairs are charged to expense as incurred. Additions, improvements and replacements are capitalized. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of their useful life or the remaining term of the respective lease. The estimated useful lives of property and equipment are as follows:

DESCRIPTION	ESTIMATED USEFUL LIFE
Computer equipment	3 years
Office equipment and furniture	5 to 7 years
Laboratory equipment	5 to 10 years
Leasehold improvements	shorter of useful life or lease term

Patent Costs

Patent Costs

The costs related to acquiring patents and to prosecuting and maintaining intellectual property rights are expensed as incurred due to the uncertainty surrounding the drug development process and the uncertainty of future benefits. Expenses related to patents were $146,077 and $(18,754) for the three months ended September 30, 2014 and 2013, respectively and were $299,046 and $69,149 for the nine months ended September 30, 2014 and 2013, respectively.

Patent Costs

The costs related to acquiring patents and to prosecuting and maintaining intellectual property rights are expensed as incurred due to the uncertainty surrounding the drug development process and the uncertainty of future benefits. Expenses related to patent costs for the years ended December 31, 2013 and 2012 were $650,439 and $32,929, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered to be impaired when the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The amount of impairment loss, if any, is measured as the difference between the net book value of the asset and its estimated fair value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, accounts payable, accrued expenses and convertible notes payable. The carrying amounts of these instruments reasonably approximate their fair values due to their short-term maturities.

Accrued Expenses

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following as of September 30, 2014 and December 31, 2013 (in thousands):

	SEPTEMBER 30, 2014	DECEMBER 31, 2013
Accrued compensation costs	$1,101	$397
Accrued taxes	94	—
Accrued past patent expense reimbursement	161	440
Accrued research and development costs	27	53
Accrued other expense	35	19
Accrued related party costs	87	71

Total accrued expenses and other current liabilities	$1,505	$980

Accrued Expenses

Accrued expenses consist of the following as of December 31, 2013 and 2012:

	DECEMBER 31,
	2013	2012
Accrued compensation costs	$397,173	$175,000
Accrued past patent expense reimbursement	440,000	166,000
Accrued research and development costs	53,000	65,000
Accrued other expense	18,839	50,666

Total accrued expenses and other current liabilities	$909,012	$456,666

Warrant Liability

Warrant Liability

The Company accounts for the placement warrants that were issued to designees of Riverbank Capital Securities, Inc. (“Riverbank”), a FINRA member broker dealer, in connection with the February 2011 convertible securities (see Note 8) in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classify the warrants as a liability at fair value and adjusts fair value at each reporting period. This liability is subject to re-measurement at each reporting date until issued, and any change in fair value is recognized as a component of other income or expense. The fair value of these warrants issuable by the Company, have been estimated by management using a probability weighted Black-Scholes option-pricing model.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist primarily of cash and cash equivalents and marketable securities. The primary objectives for the Company’s investment portfolio are the preservation of capital and the maintenance of liquidity. The Company does not enter into any investment transaction for trading or speculative purposes.

The Company’s investment policy limits investments to certain types of instruments such as certificates of deposit, money market instruments, obligations issued by the U.S. government and U.S. government agencies as well as corporate debt securities, and places restrictions on maturities and concentration by type and issuer. The Company maintains cash balances in excess of amounts insured by the FDIC and concentrated within a limited number of financial institutions. The accounts are monitored by management to mitigate the risk.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions and is insured to the maximum limitations. Balances in these accounts may exceed federally insured limits at times, which expose the Company to institutional risk.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Clinical trial and other development costs incurred by third parties are expensed as the contracted work is performed. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial or project and the invoices received from its external service providers. The Company adjusts its accrual as actual costs become known. Where contingent milestone payments are due to third parties under research and development arrangements or license agreements, the milestone payment obligations are expensed when the milestone results are achieved.

Research and Development

Research and development costs are expensed as incurred. Clinical trial and other development costs incurred by third parties are expensed as the contracted work is performed. The Company accrues for costs incurred as the services are being provided by monitoring the status of the trial or project and the invoices received from its external service providers. The Company adjusts its accrual as actual costs become known. Where contingent milestone payments are due to third parties under research and development arrangements, the milestone payment obligations are expensed when the milestone results are achieved.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Stock-based compensation is recognized only for those awards that are ultimately expected to vest. Common stock, stock options, and warrants or other equity instruments issued to non-employees, including consultants and members of the Company’s Scientific Advisory Board as consideration for goods or services received by the Company, are accounted for based on the fair value of the equity instruments issued unless the fair value of the consideration received can be more reliably measured. The fair value of stock options is determined using the Black-Scholes option-pricing model. The fair value of any options issued to non-employees is marked to market each period and recorded as expense over the vesting period. Proceeds from options exercised by employees prior to vesting pursuant to an early exercise provision, the related shares of which the Company has the option to repurchase prior to the vesting date should employment of the early exercised option holder be terminated, are recognized as a liability until the shares vest.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Stock-based compensation is recognized only for those awards that are ultimately expected to vest. Common stock, stock options, and warrants or other equity instruments issued to non-employees, including consultants and members of the Company’s Scientific Advisory Board, as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued unless the fair value of the consideration received can be more reliably measured. The fair value of any options issued to non-employees is recorded as expense as the shares vest.

The fair value of stock options is determined using the Black-Scholes option-pricing model.

Net Loss per Common Share

Net Loss per Common Share

Basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted net loss per share is computed similarly to basic net loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In addition, the net loss attributable to common stockholders is adjusted for Series A Preferred Stock dividends for the periods in which Series A Preferred Stock is outstanding.

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

As of September 30, 2014 and 2013, potentially dilutive securities include:

	SEPTEMBER 30,
	2014	2013
Series A Preferred Stock	—	20,315,397
Warrants to purchase convertible preferred stock	159,049	—
Unvested early exercise options	2,187,941	—
Options to purchase common stock	4,031,032	577,500

Total	6,378,022	20,892,897

The unvested early exercised options represent stock options that were exercised pursuant to an early exercise provision in the option agreements of certain employees. The Company has the option to repurchase these shares should these employees not vest in them prior to their termination from the Company.

As of September 30, 2014 and 2013, the following table details those securities which have been excluded from the computation of potentially dilutive securities as their exercise prices are greater than the fair market price per common share as of September 30, 2014 and 2013, respectively.

	SEPTEMBER 30,
	2014	2013
Warrants to purchase convertible preferred stock	—	159,049

Amounts in the tables above reflect the common stock equivalents of the noted instruments.

The following table summarizes the calculation of unaudited basic and diluted loss per common share for the three and nine months ended September 30, 2014 and 2013 (in thousands, except share and per share amounts):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2013	2014	2013
Numerator:
Net loss	$(9,051)	$(1,489)	$(29,551)	$(3,988)
Series A Preferred Stock Dividends	—	(563)	(1,089)	(866)

Net loss attributable to common shareholders	(9,051)	(2,052)	(30,640)	(4,854)

Denominator:
Weighted-average common shares outstanding	40,521,224	5,485,221	18,909,025	5,459,226
Less: weighted-average unvested common shares subject to repurchase	(2,191,198)	—	(1,525,179)	—
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	38,330,026	5,485,221	17,383,846	5,459,226

Net loss per common share attributable to common stockholders, basic and diluted	$(0.24)	$(0.37)	$(1.76)	$(0.89)

Net Loss per Common Share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similarly to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. In addition, the loss available to common stockholders is adjusted for Series A Preferred Stock dividends.

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

As of December 31, 2013 and 2012, potentially dilutive securities include:

	DECEMBER 31,
	2013	2012
Series A Preferred Stock	20,315,397	—
Options to purchase common stock	2,767,222	32,500

Total	23,082,619	32,500

For the year ended December 31, 2013 and 2012, the following table details those securities which have been excluded from the computation of potentially dilutive securities as their exercise prices are greater than the fair market price per common share as of December 31, 2013 and 2012, respectively.

	YEAR ENDED DECEMBER 31,
	2013	2012
Securities convertible into equity	—	9,522,672
Warrants to purchase convertible preferred stock	159,049	—
Options to purchase common stock	—	395,000

Total	159,049	9,917,672

The 9,522,672 shares assumes the securities convertible into equity converted at $1.31 per share which was the most advantageous price to the holders at the time.

Amounts in the table above reflect the common stock equivalents of the noted instruments.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the period in which the differences are expected to affect taxable income. The Company provides a valuation allowance when it appears more likely than not that some or all of the net deferred tax assets will not be realized. The income tax returns of the Company are subject to examination by federal, California and Maryland taxing authorities. Such examination could result in adjustments to net income or loss, which changes could affect the income tax liabilities of the Company.

The Company’s tax returns are subject to the normal statute of limitations, three years from the filing date for federal income tax purposes. The federal and state statute of limitations generally remain open for years in which tax losses are generated until three years from the year those losses are utilized, accordingly the Company’s Federal 2009-2013, California 2009-2013 and Maryland 2013 Federal and State returns are still subject to audit by the IRS and state and local jurisdictions.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in the years ended 2013 or 2012. In addition the Company had no amounts accrued for interest and penalties as of December 31, 2013 or 2012. The Company does not expect the total amount of unrecognized tax benefits to significantly change in the next 12 months.

Deferred Offering Costs

Deferred Offering Costs

The Company accounts for costs directly incurred in the issue of equity shares such as underwriting, accounting and legal fees and printing costs as deferred offering costs under current assets on the balance sheet. At the closing of the equity financing, the costs are recorded as a reduction of the proceeds. Financing costs incurred in connection with the Company’s debt securities are capitalized at the inception of the notes and amortized to interest expense over the expected life of the respective note.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, a new standard was issued related to revenue recognition, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The new standard will replace most of the existing revenue recognition standards in U.S. GAAP when it becomes effective on January 1, 2017, and its early adoption is not permitted. The new standard allows for either “full retrospective” adoption, in which the new standard is applied to each prior reporting period presented or “modified retrospective” adoption, in which the new standard is only applied to the most current period presented with the cumulative effect of the change recognized at the date of the initial application. The Company has not yet selected a transition method, and does not believe the adoption of this accounting standard will have a material impact on its financial statements and related disclosures.

In June 2014, a new standard was issued which eliminates the financial reporting distinction between development stage entities and other reporting entities, thereby eliminating the requirements to present inception-to-date information in the statements of operations and stockholders’ equity and cash flow, or label the financial statements as those of a development stage entity. The Company has elected to early adopt this guidance, as permitted, for its financial statements for the year ended December 31, 2014, including this quarterly report, and therefore has no longer labeled its financial statements as those of a development stage entity or included any inception-to-date information.

In August 2014, a new standard was issued which will require management to evaluate if there is substantial doubt about the entity’s ability to continue as a going concern and, if so, to disclose this in both interim and annual reporting periods. The new standard will become effective for the Company’s annual filing for the period ending December 31, 2016 and interim periods thereafter, and allows for early adoption. The Company does not believe the adoption of this accounting standard will have a material impact on the Company’s financial statements and related disclosures.